Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provision for asset retirement obligations at beginning of the year	₱ 2,121	₱ 2,000
Revaluation due to change in IBR	442	(102)
Capitalized to ROU assets during the year	65	239
Accretion expenses	54	65
Settlement of obligations and others	(1)	(19)
Reclassification to liabilities associated with assets classified as held-for-sale	(232)
Change in assumptions	(935)	(62)
Provision for asset retirement obligations at end of the year	₱ 1,514	₱ 2,121